Income Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 6 — Income Taxes

The Company’s effective tax rate for the six months ended September 30, 2018 was (0.04)%, and for the six months ended September 30, 2019 was (0.16)%, driven by the Company’s jurisdictional earnings by location and a valuation allowance that eliminates the Company’s global net deferred tax assets.

Note 7 — Income Taxes

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2019
Loss before income taxes:
United States	$—	$(1,034,420)
Switzerland	(34,185,142)	(27,246,911)
Bermuda	—	(405,313)
United Kingdom	—	(19,958)
Other	—	125,902

Total loss before income taxes:	$(34,185,142)	$(28,580,700)

Current taxes:
United States – Federal	$—	$6,813
United States – State	—	11,911
Switzerland	—	—
Bermuda	—	—
United Kingdom	—	—
Other	—	—

Total current tax expense:	—	18,724
Deferred taxes:
United States – Federal	—	—
Switzerland	—	—
Bermuda	—	—
United Kingdom	—	—
Other	—	—

Total deferred tax expense:	—	—

Total income tax provision:	$—	$18,724

The Company is not subject to taxation under the laws of Bermuda as it is a Bermuda Exempted Limited Company. A reconciliation of income tax provision computed at the Bermuda statutory rate (0%) to income tax provision reflected in the consolidated financial statements is as follows:

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2019
Income tax provision	$—	$—
Foreign rate differential	(3,710,522)	(3,847,028)*
Valuation Allowance	3,710,522	5,144,004
Rate Changes		(673,295)**
Credits	—	(604,957)

Total income tax provision:	$—	$18,724

*	Primarily related to operations, including permanent differences in Switzerland, the United Kingdom, and the United States at rates different than the Bermuda rate.
**	Related to rate changes in Switzerland and the United Kingdom

The Company’s effective tax rate for the year ended March 31, 2018 was 0.00%, and for the year ended March 31, 2019 was (0.07)%, driven by the Company’s jurisdictional earnings by location and a valuation allowance that eliminates the Company’s global net deferred tax assets.

Deferred taxes reflect the tax effects of the differences between the amounts recorded as assets and liabilities for financial reporting purposes and the comparable amounts recorded for income tax purposes. Significant components of the deferred tax assets (liabilities) at March 31, 2019 are as follows:

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2019
Deferred Tax Assets:
Intangible Assets	$3,406,155	$5,000,391
Net Operating Losses	393,563	3,022,799
Share Based Compensation	—	289,900
Credits	—	559,518
Bonuses not yet paid		65,482

Subtotal	3,799,718	8,938,090
Valuation Allowance:	(3,799,718)	(8,910,048)
Deferred Tax Liabilities:
Other		(16,674)
Depreciation	—	(11,368)

Total Net Deferred Taxes:	$—	$—

As of March 31, 2019, the Company has net operating loss carryforwards in the following jurisdictions: Switzerland of approximately $22.9 million, which will expire as of March 31, 2026, and the United Kingdom of approximately $0.2 million, which has an indefinite carryforward. The Company has research and development credit carryforwards in the United States in the amount of $0.6 million which will begin to expire in the fiscal year ending March 31, 2039.

The Company assesses the realizability of the net deferred tax assets at each balance sheet date based on available positive and negative evidence in order to determine the amount which is more likely than not to be realized and record a valuation allowance as necessary. Due to the Company’s cumulative loss position which provides significant negative evidence difficult to overcome, the Company has recorded a valuation allowance of $3.8 million, for the year ended March 31, 2018, and $8.9 million for the year ended March 31, 2019, representing the portion of the net deferred tax assets that is not more likely than not to be realized. The amount of the net deferred tax assets considered realizable, could be adjusted for future factors that would impact the assessment of the objective and subjective evidence of the Company. The Company will continue to assess the realizability of net deferred tax assets at each consolidated balance sheet date in order to determine the proper amount, if any, required for a valuation allowance.

There are outside basis differences related to our investment in subsidiaries for which no deferred taxes have been recorded as these would not be subject to tax on repatriation as Bermuda has no tax regime for Bermuda exempted limited companies, and the United Kingdom tax regime relating to company distributions generally provides for exemption from tax for most overseas profits, subject to certain exceptions.

The Company is subject to tax and will file initial income tax returns in the United Kingdom, Switzerland, and United States federal, state, and local jurisdictions. The Company will be subject to tax examinations once those returns are filed in all applicable income tax jurisdictions. Tax audits and examinations can involve complex issues, interpretations and judgments. The resolution of matters may span multiple years particularly if subject to litigation or negotiation. The Company believes it has appropriately recorded its tax position using reasonable estimates and assumptions, however the potential tax benefits may impact the consolidated results of operations or cash flows in the period of resolution, settlement or when the statutes of limitations expire. There are no uncertain tax benefits recorded as of March 31, 2018 or as of March 31, 2019.